PETER D. LOWENSTEIN
ATTORNEY AT LAW
P.O. Box 272
COSCOB, CONNECTICUT  06807-0272
203 869-3059
FAX 203 869-2389

                                        April 28, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	The Value Line Tax Exempt Fund, Inc.
File Nos. 2-87913 and 811-03904

Dear Sir/Madam:

Enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, is Post-Effective Amendment No. 28 to the Fund's Registration Statement, in electronic format, which is marked to indicate the changes effected in the Registration Statement by this Amendment.

The Amendment is being filed for the purpose of updating certain information and conforming to the revised Form N-1A requirements.

Very truly yours,

/s/ Peter D. Lowenstein